Share Based Payments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Share Based Payments (Tables) [Abstract]
Summary of the Company's stock option activity and related information
Stock Options: The following table is a summary of the Company’s stock option activity and related information.

		Weighted-Average
	Options	Exercise Price

Outstanding at May 1, 2010	711,987	$41.06
Exercised	(515,062)	41.01

Outstanding and exercisable at April 30, 2011	196,925	$41.18

At April 30, 2011, the weighted-average remaining contractual term for stock options outstanding and exercisable was approximately 2.6 years and the aggregate intrinsic value of these stock options was approximately $6,673.
The total intrinsic value of options exercised during 2011, 2010, and 2009 was approximately $13,355, $5,876, and $2,871, respectively.

Summary of the Company's Restricted shares, Deferred shares, Deferred stock units, and Performance units
Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/
	Deferred	Weighted-
	Shares and	Average		Weighted-
	Deferred	Grant Date	Performance	Average
	Stock Units	Fair Value	Units	Fair Value

Outstanding at May 1, 2010	1,078,722	$44.74	190,010	$57.37
Granted	303,863	58.32	125,360	77.53
Converted	190,010	57.37	(190,010)	57.37
Vested	(373,522)	47.33	0	0
Forfeited	(41,807)	49.08	0	0

Outstanding at April 30, 2011	1,157,266	$49.39	125,360	$77.53

Weighted-Average grant date fair values of the Equity

	Restricted/
	Deferred	Weighted-		Weighted-
	Shares and	Average		Average
	Deferred	Grant Date	Performance	Grant Date
Year Ended April 30,	Stock Units	Fair Value	Units	Fair Value

2011	303,863	$58.32	125,360	$77.53
2010	504,580	44.63	190,010	57.37
2009	570,359	42.29	114,440	43.44

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.

Share based payments

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261